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SUPPLEMENT

DATED DECEMBER 30, 2004

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 30, 2004

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SUN LIFE FINANCIAL MASTERS SELECT NY

The above Statement of Additional Information ("SAI") is hereby amended to add the following funds to the tables under the heading "CALCULATION OF PERFORMANCE INFORMATION."

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Under "Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS SELECT NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	5/2/2000	(7.93%)	-	-	(1.15%)

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Under "Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS SELECT NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/7/1998	(1.96%)	0.57%	-	0.59%

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Under "Standardized Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS SELECT NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/7/1998	(7.93%)	(0.11%)	-	(0.09%)